UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Enhanced Municipal Value Fund (NEV)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.2%

	MUNICIPAL BONDS – 102.3%

	Alabama – 1.1%
$ 2,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	4/16 at 100.00	AA	$ 2,019,600
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
1,350	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%,	10/23 at 102.00	AA	1,508,004
	10/01/48 – AGM Insured
3,350	Total Alabama			3,527,604
	Arizona – 3.9%
1,585	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/22 at 100.00	AA–	2,317,286
	Option Bond Trust 2015-XF2046, 18.312%, 7/01/36 (IF) (4)
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA	2,247,600
2,500	Festival Ranch Community Facilities District, Town of Buckeye, Arizona, District General	7/19 at 100.00	AA	2,834,000
	Obligation Bonds, Series 2009, 6.500%, 7/15/31 – BAM Insured
1,030	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	1,128,509
	Academies – Veritas Project, Series 2012, 6.600%, 7/01/47
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	310,099
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	B+	2,253,920
	Series 2012A, 9.750%, 5/01/25
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	60,478
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32
1,775	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,786,183
	2005, 6.000%, 7/01/30
11,260	Total Arizona			12,938,075
	California – 16.7%
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/19 at 100.00	AA (5)	5,653,099
	2009F-1, 5.000%, 4/01/34 (Pre-refunded 4/01/19)
920	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	No Opt. Call	Aa1	1,348,610
	Tender Option Bond Trust 2015-XF2188, 18.949%, 11/15/16 (IF)
2,040	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,502,558
	Tender Option Bond Trust 2015-XF0120, 24.740%, 10/01/33 (IF) (4)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option
	Bond Trust 3248:
1,700	24.548%, 2/15/23 (IF) (4)	8/20 at 100.00	AA–	3,366,000
300	24.548%, 2/15/23 (IF) (4)	8/20 at 100.00	AA–	556,155
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3 (5)	1,253,490
	2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	558,755
	of the West, Series 2010, 5.750%, 10/01/25
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	502,464
	Subordinate Series 2011A, 7.000%, 12/01/36
275	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/16 at 100.00	AA+	279,956
	of Participation, Series 2006A, 5.000%, 7/01/32 – NPFG Insured
490	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Faculties	9/19 at 100.00	N/R	548,325
	District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	1,923,560
	Bonds, Series 2007A-1, 5.750%, 6/01/47
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Tender Option Bond Trust 2015-XF1038:
1,250	17.296%, 6/01/40 (IF) (4)	6/25 at 100.00	A+	1,984,200
2,445	17.282%, 6/01/40 (IF) (4)	6/25 at 100.00	A+	3,879,848
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aaa	6,598,633
	3253, 33.500%, 1/15/19 (IF) (4)
1,710	Los Angeles Community College District, California, General Obligation Bonds, Tender Option	8/18 at 100.00	AA+ (5)	2,717,378
	Bond Trust 3237, 25.091%, 8/01/27 (Pre-refunded 8/01/18) (IF)
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	2,986,720
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender
	Option Bond Trust Series 2011-23B, 22.897%, 9/01/42 (IF) (4)
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	605,288
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/31
1,080	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	1,357,787
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	1,416,069
	Project, Series 2011, 6.750%, 9/01/40
1,030	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation,	4/16 at 102.00	CCC+	1,014,169
	Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	294,108
	6.750%, 11/01/39
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	290,023
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27	2/21 at 100.00	A–	612,115
700	6.750%, 8/01/33	2/21 at 100.00	A–	847,868
500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB+	615,095
	Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	440,284
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
1,000	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	A+	1,128,270
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
2,400	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	No Opt. Call	A+	3,938,592
	California, Revenue Bonds, Tender Option Bond Trust 2015-XF0117, 21.309%, 6/01/17 (IF) (4)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AA (5)	3,321,014
	Election 2005 Series 2007, 5.000%, 8/01/31 (Pre-refunded 8/01/17) – AGM Insured
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project,	6/21 at 100.00	A+	1,287,983
	Series 2011A, 6.500%, 12/01/28
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AA	1,144,389
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
39,130	Total California			55,972,805
	Colorado – 3.8%
1,902	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	4/16 at 100.00	N/R	1,904,625
	Evergreen, Series 2005A, 6.500%, 12/01/35
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
250	6.200%, 4/01/16 (Alternative Minimum Tax) (6)	No Opt. Call	N/R	229,858
26	5.000%, 9/01/16 (Alternative Minimum Tax) (6), (7)	No Opt. Call	N/R	22,857
2,000	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation	12/17 at 100.00	AA	2,025,360
	Bonds, Limited Tax Series 2007, 5.125%, 12/01/37 – RAAI Insured
4,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	AA–	1,390,720
	9/01/39 – NPFG Insured
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs
	Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A	624,340
4,030	6.500%, 11/15/38	No Opt. Call	A	5,733,561
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	877,388
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
13,498	Total Colorado			12,808,709
	Connecticut – 0.3%
1,022	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,153,848
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22
	Delaware – 0.0%
140	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington	4/16 at 100.00	N/R	140,108
	Housing Authority-Lincoln Towers Project, Series 2011, 5.750%, 7/15/16
	District of Columbia – 0.5%
1,500	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc.,	3/21 at 100.00	BBB–	1,695,645
	Series 2011, 6.375%, 3/01/31
	Florida – 7.2%
1,785	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/16 at 100.00	N/R	1,751,174
	2006A, 5.125%, 5/01/38
1,000	Fonterra Community Development District, Hialeah, Florida, Special Assessment Bonds,	5/27 at 100.00	N/R	999,940
	Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34 (WI/DD, Settling 2/09/16)
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	6/23 at 100.00	BBB–	2,187,260
	Refunding Series 2013A, 5.625%, 6/01/33
975	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	982,030
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
895	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003,	3/16 at 100.00	N/R (5)	900,558
	6.625%, 5/01/34 (Pre-refunded 3/04/16)
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	1,184,460
	Charter School, Inc. Projects, Series 2011A, 7.500%, 6/15/33
600	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	11/16 at 100.00	BBB–	615,276
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project,
	Series 2006, 5.000%, 11/15/32
1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/20 at 100.00	A+	1,167,760
	Hospital, Series 2010A, 6.000%, 8/01/30
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	1,869,010
	2010A-1, 5.375%, 10/01/35
3,660	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition Series 2009A,	4/19 at 100.00	AA	4,000,966
	5.125%, 4/01/34 – AGC Insured
1,500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA	1,700,505
	5.375%, 10/01/40
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,
	Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,094,850
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,160,880
425	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	448,231
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
80	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	64,194
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
230	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	138,039
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
95	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	42,258
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (6)
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	15,344
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)
245	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	248,334
	2012A-1, 6.650%, 5/01/40
350	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	216,615
	2015-1, 0.000%, 5/01/40 (6)
215	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	112,608
	2015-2, 0.000%, 5/01/40 (6)
235	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2
	2015-3, 6.610%, 5/01/40 (6)
890	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	4/16 at 100.00	N/R	890,828
	5.400%, 5/01/37
1,080	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	1,148,602
	Bonds, Series 2012-A2, 5.500%, 5/01/34
23,035	Total Florida			23,939,725
	Georgia – 5.2%
12,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2010C, 5.250%, 1/01/30 –	1/21 at 100.00	AA	13,880,280
	AGM Insured (UB)
640	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	741,594
	7.500%, 1/01/31
555	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	A2	641,841
	6.750%, 1/01/20
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	BB	1,555,113
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A	104,594
260	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	327,410
14,795	Total Georgia			17,250,832
	Guam – 1.5%
1,760	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,919,720
1,250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	1,426,163
	Series 2013, 5.500%, 7/01/43
1,500	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	AA	1,716,435
4,510	Total Guam			5,062,318
	Illinois – 11.2%
2,945	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004,	12/16 at 100.00	N/R	2,949,683
	3.490%, 6/15/23
1,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B,	1/25 at 100.00	BBB+	1,016,870
	5.500%, 1/01/33
2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series	12/21 at 100.00	AA	2,380,600
	2005, 6.000%, 12/01/24 – AGM Insured
3,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	2,899,560
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond
	Trust 1122:
1,605	20.750%, 9/01/38 (IF) (4)	9/22 at 100.00	BBB	2,192,093
1,540	16.791%, 9/01/38 (IF) (4)	9/22 at 100.00	BBB	1,991,574
645	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010,	5/20 at 100.00	BBB–	701,734
	6.125%, 5/15/27
355	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010,	5/20 at 100.00	N/R (5)	430,498
	6.125%, 5/15/27 (Pre-refunded 5/15/20)
920	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	4/16 at 100.00	BB–	920,267
	5.375%, 2/15/25
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	3,999,920
	2006A, 5.000%, 4/01/36
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,013,870
	5.500%, 5/15/26
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option
	Bond Trust 2015-XF0076:
690	17.850%, 8/15/20 (IF)	No Opt. Call	AA+	1,031,440
150	17.850%, 8/15/20 (IF)	No Opt. Call	AA+	218,928
1,975	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Tender Option Bond	8/19 at 100.00	AA+	3,607,436
	Trust 11-16B, 27.669%, 8/15/39 (IF) (4)
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	1,101,510
	5.125%, 5/15/35
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	560,350
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust	8/21 at 100.00	AA	888,879
	2015-XF0121, 26.548%, 2/15/35 – AGM Insured (IF) (4)
970	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	1,090,290
	Series 2009, 6.125%, 5/15/25
30	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	N/R (5)	35,048
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
2,235	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance	4/16 at 100.00	Caa2	2,011,388
	Illinois IV LLC, Fullerton Village Project, Series 2004A, 5.000%, 6/01/24 (6)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
2,685	5.250%, 1/01/30 (8)	4/16 at 100.00	D	883,338
1,515	5.250%, 1/01/36 (8)	4/16 at 100.00	D	498,420
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	1,204,660
	2010, 6.000%, 6/01/28
1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	1,040,770
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
2,500	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project, Refunding	3/25 at 100.00	AA	2,863,000
	Series 2015, 5.000%, 3/01/33 – BAM Insured
35,715	Total Illinois			37,532,126
	Indiana – 1.6%
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	1,361,213
	Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	1,652,100
	Project, Series 2013A, 5.000%, 7/01/35 (Alternative Minimum Tax)
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	2,404,920
	2011, 7.750%, 9/01/31
4,895	Total Indiana			5,418,233
	Kansas – 2.7%
3,000	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding	5/20 at 100.00	A	3,245,610
	Series 2010S, 5.000%, 5/15/30
1,130	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	1,140,701
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	3,336,198
	Project, Series 2012, 6.000%, 12/15/32
1,130	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	1,315,275
8,825	Total Kansas			9,037,784
	Kentucky – 0.4%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project, Series	8/23 at 100.00	AA	1,176,360
	2013, 5.700%, 8/01/39 – AGM Insured
	Louisiana – 3.4%
2,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General	5/20 at 100.00	A–	2,182,800
	Medical Center Project, Series 2010, 5.500%, 11/01/40
3,305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008,	5/23 at 100.00	A3	3,462,483
	4.250%, 12/01/38
2,710	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	3,088,966
	Project, Series 2011A, 7.750%, 12/15/31
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899,	5/20 at 100.00	AA	1,789,219
	18.329%, 5/01/33 (IF)
1,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	Baa1	998,380
	5.125%, 6/01/37
10,180	Total Louisiana			11,521,848
	Massachusetts – 0.7%
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	711,931
	2010A, 5.500%, 1/01/22
480	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	522,408
	2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)
3,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	7,320
	Issue, Series 2008A, 6.250%, 1/15/28 (6)
1,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2010C, 5.000%, 12/01/30	6/20 at 100.00	AA–	1,055,560
	(Alternative Minimum Tax)
5,105	Total Massachusetts			2,297,219
	Michigan – 1.6%
10	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	4/16 at 100.00	BBB	10,035
	7/01/34 – NPFG Insured
2,865	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa1	2,996,418
	School Building and Site, Series 2007, 5.000%, 5/01/32 – AGM Insured
2,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	2,399,544
	Refunding Series 2009, 5.750%, 11/15/39
4,975	Total Michigan			5,405,997
	Mississippi – 0.1%
360	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/16 at 100.00	BBB	363,564
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 0.2%
640	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	BBB–	661,862
	of West County, Series 2007A, 5.375%, 9/01/21
	Nebraska – 0.3%
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA (5)	1,045,640
	2/01/43 (Pre-refunded 2/01/17)
	Nevada – 1.6%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	2,245,320
	International Airport, Series 2010A, 5.000%, 7/01/30
1,670	Las Vegas, Nevada, General Obligation Bonds, Tender Option Bond Trust 3265,	No Opt. Call	AA	3,144,493
	33.112%, 4/01/17 (IF)
3,670	Total Nevada			5,389,813
	New Jersey – 2.5%
795	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A–	861,685
	Bonds, Series 2015WW, 5.250%, 6/15/40 (UB) (4)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/16 at 100.00	BB–	1,112,380
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	1,816,733
1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare	7/26 at 100.00	Baa2	1,692,009
	System, Series 2016A, 5.000%, 7/01/34
1,240	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,304,046
	5.000%, 12/01/26
1,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	1,503,990
	Series 2007-1A, 4.625%, 6/01/26
7,645	Total New Jersey			8,290,843
	New York – 3.6%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,263,812
1,225	6.250%, 7/15/40	1/20 at 100.00	BBB–	1,421,551
2,500	6.375%, 7/15/43	1/20 at 100.00	BBB–	2,912,950
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	1,152,260
	College, Series 2011, 6.000%, 6/01/34
2,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	2,607,275
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	531,195
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	309,621
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
2,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/26	6/16 at 100.00	BB–	2,016,580
11,090	Total New York			12,215,244
	Ohio – 10.0%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,000	5.125%, 6/01/24	6/17 at 100.00	B–	916,690
6,000	5.750%, 6/01/34	6/17 at 100.00	B–	5,318,339
6,500	5.875%, 6/01/47	6/17 at 100.00	B	5,758,089
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	830,011
	Services, Improvement Series 2010A, 5.625%, 7/01/26
10,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015,	5/25 at 100.00	AA+	11,593,700
	5.000%, 5/15/40 (UB)
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	3,628,980
	2011A, 5.750%, 11/15/31
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,114,960
	Refunding & improvement Series 2010, 6.375%, 4/01/30
1,670	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust	5/19 at 100.00	A+	2,919,294
	3260, 29.500%, 5/01/29 (IF)
1,200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,341,264
	Project, Series 2009E, 5.625%, 10/01/19
31,130	Total Ohio			33,421,327
	Pennsylvania – 6.3%
1,361	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	1,417,699
	Series 2013, 5.000%, 5/15/26
1,390	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	B+	836,377
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
1,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	12/21 at 100.00	B+	903,090
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/16 at 100.00	Ba3	1,335,187
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,070	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	B+	1,034,187
	Steel Corporation, Series 2005, 5.500%, 11/01/16
150	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	169,806
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,350	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (5)	1,551,069
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	2,095,400
	Series 2009, 7.750%, 12/15/27
1,080	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	N/R (5)	1,840,741
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B,
	18.202%, 8/01/38 (Pre-refunded 8/01/20) (IF) (4)
25	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds,	4/16 at 100.00	N/R	17,743
	NHS Youth Services Inc. Series 2002A, 7.500%, 2/15/29
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/16 at 100.00	B	1,000,210
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	1,109,610
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	1,295,496
	Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30
1,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	1,165,960
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E:
3,530	0.000%, 12/01/30	12/27 at 100.00	A–	4,209,525
1,000	0.000%, 12/01/38	12/27 at 100.00	A–	1,171,630
19,991	Total Pennsylvania			21,153,730
	Puerto Rico – 0.8%
1,500	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds,	12/18 at 100.00	A+	1,626,315
	Modernization Series 2008, 5.125%, 12/01/27
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	Ca	991,980
	5.500%, 7/01/26 – AMBAC Insured
2,500	Total Puerto Rico			2,618,295
	Rhode Island – 0.4%
1,110	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	4/25 at 100.00	Baa2	1,273,647
	Building Projects, Refunding Series 2015A, 5.000%, 4/01/27
	Tennessee – 0.1%
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	183,326
	Texas – 2.6%
3,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	N/R	104,650
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (6)
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	3,468,150
	11947, 25.345%, 3/01/19 (IF)
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden	12/21 at 100.00	N/R	886,950
	Home Inc., Series 2012, 7.250%, 12/15/47 (6)
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	563,176
	Lien Series 2008D, 6.250%, 12/15/26
810	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	955,614
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,219,460
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (5)	1,601,550
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
10,065	Total Texas			8,799,550
	Utah – 0.3%
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BB–	1,039,050
	School, Series 2010A, 6.250%, 7/15/30
	Vermont – 0.9%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School
	Project, Series 2011A:
1,000	6.125%, 1/01/28	1/21 at 100.00	N/R	1,060,800
1,760	6.250%, 1/01/33	1/21 at 100.00	N/R	1,857,592
2,760	Total Vermont			2,918,392
	Virgin Islands – 0.3%
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	10/24 at 100.00	BBB+	1,090,220
	2014C, 5.000%, 10/01/39
	Virginia – 0.8%
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	1,584,700
	Series 2007B1, 5.000%, 6/01/47
1,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	1,125,251
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
3,010	Total Virginia			2,709,951
	Washington – 2.4%
250	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/17 at 100.00	N/R	250,010
	Series 2013, 5.750%, 4/01/43
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	2,242,560
	Center, Series 2011A, 5.375%, 1/01/31
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (5)	2,337,440
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	AA	1,029,730
	Puget Sound, Series 2006, 5.000%, 12/01/36 – RAAI Insured
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1	2,155,180
	Series 2009, 5.625%, 10/01/40
7,250	Total Washington			8,014,920
	West Virginia – 0.2%
750	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	794,678
	Series 2008, 6.500%, 10/01/38
	Wisconsin – 6.3%
3,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A,	2/19 at 102.00	AA–	4,023,985
	6.500%, 2/01/31
2,905	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	3,081,885
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/35
1,000	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A,	No Opt. Call	AA	628,640
	0.000%, 12/15/31
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series	6/20 at 100.00	Baa2	1,128,100
	2010A, 6.000%, 6/01/30
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	535,170
	Inc., Series 2010B, 5.000%, 4/01/30
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community
	Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118:
1,290	17.279%, 10/01/20 (IF) (4)	No Opt. Call	AA–	1,530,404
1,000	22.277%, 4/01/29 (IF) (4)	4/19 at 100.00	AA–	1,418,550
1,090	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior	8/23 at 100.00	A–	1,174,704
	Living Communities, Refunding Series 2013, 5.000%, 8/15/43
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	2,047,780
	Healthcare System, Series 2006A, 5.250%, 8/15/21
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	509,910
	Services Inc., Series 2006B, 5.125%, 8/15/30
2,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Tender Option Bond Trust	5/19 at 100.00	AA–	4,854,700
	11B, 33.280%, 5/01/36 (IF) (4)
17,285	Total Wisconsin			20,933,828
	Wyoming – 0.8%
	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. –
	University of Wyoming Project, Series 2011:
710	6.250%, 7/01/31	7/21 at 100.00	BBB	803,543
1,600	6.500%, 7/01/43	7/21 at 100.00	BBB	1,820,224
2,310	Total Wyoming			2,623,767
$ 307,656	Total Municipal Bonds (cost $294,065,121)			342,420,883

Shares	Description (1)			Value
	COMMON STOCKS – 0.9%

	Airlines – 0.9%
75,333	American Airlines Group Inc. (9)			$ 2,937,234
	Total Common Stocks (cost $2,340,765)			2,937,234
	Total Long-Term Investments (cost $296,405,886)			345,358,117
	Floating Rate Obligations – (5.6)%			(18,595,000)
	Other Assets Less Liabilities – 2.4%			7,874,693
	Net Assets – 100%			$ 334,637,810

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period.

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$342,398,026	$22,857	$342,420,883
Common Stocks	2,937,234	—	—	2,937,234
Total	$2,937,234	$342,398,026	$22,857	$345,358,117

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $276,904,550.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$54,981,338
Depreciation	(5,122,534)
Net unrealized appreciation (depreciation) of investments	$49,858,804

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250%
to 2.100%.
(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Value Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016